GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 28, 2019
GOODWILL AND OTHER INTANGIBLE ASSETS

D.GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the net carrying amount of goodwill by reporting segment for the years ended December 28, 2019 and December 29, 2018, are as follows (in thousands):

	North	South	West	All Other	Total
Balance as of December 30, 2017	51,127	46,738	87,730	27,049	212,644
2018 Acquisitions	4,292	8,996	—	—	13,288
Foreign Exchange, Net	(365)	—	—	(1,450)	(1,815)
Balance as of December 29, 2018	55,054	55,734	87,730	25,599	224,117
2019 Acquisitions	5,710	(3,080)	2,589	—	5,219
Foreign Exchange, Net	182	—	—	18	200
Balance as of December 28, 2019	$60,946	$52,654	$90,319	$25,617	$229,536

Indefinite-lived intangible assets totaled $7.4 million as of December 28, 2019 and December 29, 2018 related to the idX, International, and Consumer Products reporting units which is included in the All Other reportable segment.

The following amounts were included in other amortizable intangible assets, net as of December 28, 2019 and December 29, 2018 (in thousands):

	2019			2018
		Accumulated			Accumulated
	Assets	Amortization	Net Value	Assets	Amortization	Net Value
Non-compete agreements	$5,092	$(2,262)	$2,830	$10,232	$(5,517)	$4,715
Customer relationships	48,084	(10,079)	38,005	40,307	(6,843)	33,464
Licensing agreements	4,589	(4,368)	221	4,589	(3,909)	680
Patents	914	(421)	493	792	(284)	508
Tradename	7,966	(1,202)	6,764	2,879	(760)	2,119
Total	$66,645	$(18,332)	$48,313	$58,799	$(17,313)	$41,486

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Weighted Average
Intangible Asset Type	Estimated Useful Life	Amortization Period
Non-compete agreements	3 to 15 years	9.7 years
Customer relationship	5 to 15 years	10.5 years
Licensing agreements	10 years	10 years
Tradename (amortizable)	3 to 15 years	11.5 years

Amortization expense of intangibles totaled $6.3 million, $6.4 million and $4.9 million in 2019, 2018 and 2017, respectively. The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2020	$6,095
2021	5,572
2022	5,243
2023	4,497
2024	3,772
Thereafter	23,134
Total	$48,313